Commitments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments [Abstract]
Schedule of capital commitments
	At 30 June	At 31 December
	2020	2019
	USD	USD
Capital commitments:
Within one year	42,888,191	79,334,742
More than 1 year and less than 5 years	-	-

	42,888,191	79,334,742

	2019	2018
	USD	USD
Capital commitments:
Within one year	79,334,742	144,027,770
More than 1 year and less than 5 years	-	16,534,876

	79,334,742	160,562,646